Income Taxes - NOL and Carryforwards (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Foreign operations
Net operating loss carryforwards
Net operating loss carryforwards	$ 2,316
2029 | Federal
Net operating loss carryforwards
Net operating loss carryforwards	$ 1,397